DESCRIPTION OF TC ENERGY'S BUSINESS (Details)	12 Months Ended
Dec. 31, 2022 plant segment mi km Bcf
Segment Reporting Information [Line Items]
Number of business segments in which the entity operates (in segments) | segment	5
Canadian Natural Gas Pipelines
Segment Reporting Information [Line Items]
Investments of regulated natural gas pipelines (in kilometers) | km	40,792
Investments of regulated natural gas pipelines (in miles) | mi	25,347
U.S. Natural Gas Pipelines
Segment Reporting Information [Line Items]
Investments of regulated natural gas pipelines (in kilometers) | km	50,164
Investments of regulated natural gas pipelines (in miles) | mi	31,170
Investments of regulated natural gas storage facilities (in billion cubic feet) | Bcf	532
Mexico Natural Gas Pipelines
Segment Reporting Information [Line Items]
Investments of regulated natural gas pipelines (in kilometers) | km	2,775
Investments of regulated natural gas pipelines (in miles) | mi	1,723
Liquids Pipelines
Segment Reporting Information [Line Items]
Wholly owned and operated crude oil pipeline systems (in kilometers) | km	4,856
Wholly owned and operated crude oil pipeline systems (in miles) | mi	3,019
Power and Energy Solutions
Segment Reporting Information [Line Items]
Number of electrical power generation plants (in plants) | plant	4,300
Non-regulated natural gas storage facilities (in billion cubic feet) | Bcf	118